Stock-based Compensation - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Options
Outstanding as of December 31, 2024 (in shares)	7,746,991	6,023,370	6,023,370
Exercised (in shares)	(37,987)		(3,810)
Granted (in shares)	1,749,000		3,805,465
Forfeited (in shares)	(3,037,128)		(2,078,034)
Outstanding as of June 30, 2025 (in shares)	6,420,876		7,746,991	6,023,370
Exercisable as of December 31, 2024 (in shares)	4,691,835		4,414,750
Weighted average exercise price
Outstanding as of December 31, 2024 (in USD per share)	$ 2.81	$ 3.94	$ 3.94
Exercised (in USD per share)	0.11		0.99
Granted (in USD per share)	0.5		1.76
Forfeited (in USD per share)	2.1		4.17
Outstanding as of June 30, 2025 (in USD per share)	2.53		2.81	$ 3.94
Exercisable as of December 31, 2024 (in USD per share)	2.46		2.44
Share based compensation arrangement by share based payment award options grants in period weighted average grant date fair value (in USD per share)	$ 0.42	$ 1.45	$ 1.36	$ 4.29
Weighted average remaining contractual term (years)
Outstanding as of December 31, 2024	7 years		7 years 6 months
Exercisable as of December 31, 2024	6 years 3 months 18 days		6 years 4 months 24 days
Aggregate Intrinsic Value
Exercised	$ 14		$ 4
Outstanding as of December 31, 2024	43		59
Exercisable as of December 31, 2024	$ 43		$ 59